Labor cost	12 Months Ended
Dec. 31, 2018
Labor cost [abstract]
Labor cost
38	Labor cost

Other than the salaries and staff welfare, the labor cost of the Company and its subsidiaries mainly comprises the following:

All PRC employees of the Company and its subsidiaries are entitled to a monthly pension upon their retirements. The PRC government is responsible for the pension liability to these employees on retirement. The Company and its subsidiaries are required to make contributions to the publicly administered retirement plan for their PRC employees at a specified rate, currently set at 14% to 22% (2017: 14% to 22%) of the basic salary of the PRC employees. The retirement plan contributions paid by the Company and its subsidiaries for the year ended 31 December 2018 were approximately RMB1,179 million (2017: RMB1,156 million), including approximately RMB1,135 million (2017: RMB1,110 million) charged to profit or loss.

In addition, the Company and its subsidiaries have also implemented a supplementary defined contribution retirement scheme for PRC employees. Under this scheme, the employees are required to make a specified contribution based on the number of years of service with the Company and its subsidiaries, and the Company and its subsidiaries are required to make a contribution equal to two to four times the employees’ contributions. The employees will receive the total contributions upon their retirement. For the year ended 31 December 2018, the contributions to supplementary defined contribution retirement scheme paid by the Company and its subsidiaries amounted to approximately RMB483 million (2017: RMB312 million), including approximately RMB465 million (2017: RMB299 million) charged to profit or loss.

SinoSing Power and its subsidiaries in Singapore appropriate a specified rate, currently set at 6.5% to 16% (2017: 6.5% to 16%) of the basic salary to central provident funds in accordance with the local government regulations. The contributions made by SinoSing Power and its subsidiaries for the year ended 31 December 2018 amounted to approximately RMB17.53 million (2017: RMB19.92 million), all of which were charged to profit or loss.

The Company and its subsidiaries have no further obligation for post-retirement benefits beyond the annual contributions made above.

In addition, the Company and its subsidiaries also make contributions of housing funds and social insurance to the social security institutions at specified rates of the basic salary and no more than the upper limit. The housing funds and social insurance contributions paid by the Company and its subsidiaries amounted to approximately RMB802 million (2017: RMB784 million) and RMB930 million (2017: RMB901 million) for the year ended 31 December 2018 including approximately RMB764 million (2017: RMB748 million) and RMB886 million (2017: RMB857 million) were charged to profit or loss, respectively.